Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
	Summary Compensation Table Total for PEO(1)			Compensation Actually Paid to PEO(2)(3)			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Alexander Matina	William Gallagher	Edward Hightower	Alexander Matina	William Gallagher	Edward Hightower	Table Total for Non-PEO NEOs(3)	Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Net Income (Loss)
2025	$311,236	$261,096	-	$325,471	$261,096	-	-	-	$62.77	$(0.619) million
2024	-	$564,167	$1,136,177	-	$564,167	$1,150,710	$757,996	$778,872	$56.71	$(8.136) million
2023	-	-	$674,783	-	-	$(1,099,427)	$646,919	$(219,583)	$ N/A	$(343.066) million

Adjustment To PEO Compensation, Footnote [Text Block]

The following table reconciles the PEO Summary Compensation Table totals to Compensation Actually Paid for the periods indicated:

Name and Principal Position	Year	Salary	Bonus and Non-Equity Incentive Plan Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deduction of Grant Date Fair Value of Equity Compensation from Summary Compensation Table Total(1)	(Deductions) or Additions to Summary Compensation Table Total for Equity Compensation Values(2)	Compensation Actually Paid
Alexander Matina	2025	$109,514	-	$84,055	$117,667	$311,236	$(84,055)	$98,290	$325,471
William Gallagher	2025	-	-	-	$261,096	$261,096	-	-	$261,096
	2024	-	-	-	$564,167	$564,167	-	-	$564,167
Edward Hightower	2025	-	-	-	-	-	-	-	-
	2024	$155,192	-	-	$980,985	$1,136,177	-	$14,533	$1,150,710
	2023	$674,573	-	-	$210	$674,783	-	$(1,774,210)	$(1,099,427)

(1)	Represents the grant date fair value of equity-based awards granted each year.

(2)	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The deductions and additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	[1]		$ 757,996	$ 646,919
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		778,872	(219,583)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table reconciles the Average Non-PEO NEO Summary Compensation Table totals to Compensation Actually Paid for the periods indicated:

Year	Average Salary	Average Bonus and Non-Equity Incentive Plan Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Average Deductions of Grant Date Fair Value of Equity Compensation from Summary Compensation Table Total(1)	Average Additions to Summary Compensation Table Total for Equity Compensation Values(2)	Average Compensation Actually Paid
2025	$-	$-	$-	-	$-	$-	$-	$-
2024	$136,875	$-	$-	$621,121	$757,996	$-	$20,876	$778,872
2023	$454,022	$-	$-	$192,897	$646,919	$-	$(866,502)	$(219,583)

(1)	Represents the average grant date fair value of equity-based awards granted each year.

(2)	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.

Equity Valuation Assumption Difference, Footnote [Text Block]

The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Name and Principal Position	Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions of Fair Value, as of the Vesting Date, of Awards that were Granted and Vested in the Same Year	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Deductions: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions	Equity Value Included in Compensation Actually Paid
Alexander Matina	2025	$98,290	—	—	—	—	$98,290
William Gallagher	2025	—	—	—	—	—	—
	2024	—	—	—	—	—	—
Edward T. Hightower	2024	—	—	—	$38,533	$(24,000)	$14,533
	2023	—	$(1,774,210)	—	—	—	$(1,774,210)

The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Year	Addition of Average Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions of Average Fair Value, as of the Vesting Date, of Awards that were Granted and Vested in the Same Year	Additions (Deductions) for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Deductions: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions	Average Equity Value Included in Compensation Actually Paid
2025	—	—	—	—	—	—
2024	—	—	—	$25,376	$(4,500)	$20,876
2023	—	$(865,931)	—	(571)	—	$(866,502)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]	$ 62.77	56.71
Net Income (Loss) Attributable to Parent		(619,000)	(8,136,000)	(343,066,000.000)
Alexander Matina [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	311,236
PEO Actually Paid Compensation Amount	[1],[2]	325,471
Alexander Matina [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		109,514
Alexander Matina [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Alexander Matina [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		84,055
Alexander Matina [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		117,667
Alexander Matina [Member] | Deduction Of Grant Date Fair Value Of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(84,055)
Alexander Matina [Member] | Deductions Or Additions To Summary Compensation Table Total For Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	98,290
Alexander Matina [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,290
Alexander Matina [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Alexander Matina [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Alexander Matina [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Alexander Matina [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Alexander Matina [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,290
William Gallagher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	261,096	564,167
PEO Actually Paid Compensation Amount	[1],[2]	261,096	564,167
William Gallagher [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		261,096	564,167
William Gallagher [Member] | Deduction Of Grant Date Fair Value Of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
William Gallagher [Member] | Deductions Or Additions To Summary Compensation Table Total For Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
William Gallagher [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]		1,136,177	674,783
PEO Actually Paid Compensation Amount	[1],[2]		1,150,710	(1,099,427)
Edward T. Hightower [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			155,192	674,573
Edward T. Hightower [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			980,985	210
Edward T. Hightower [Member] | Deduction Of Grant Date Fair Value Of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Edward T. Hightower [Member] | Deductions Or Additions To Summary Compensation Table Total For Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		14,533	(1,774,210)
Edward T. Hightower [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,774,210)
Edward T. Hightower [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,533
Edward T. Hightower [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(24,000)
Edward T. Hightower [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,533	(1,774,210)
Non-PEO NEO [Member] | Average Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			136,875	454,022
Non-PEO NEO [Member] | Average Bonus And Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			621,121	192,897
Non-PEO NEO [Member] | Average Deductions Of Grant Date Fair Value Of Equity CompensationFfrom Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Non-PEO NEO [Member] | Average Additions To Summary Compensation Table Total For Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		20,876	(866,502)
Non-PEO NEO [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,500)
Non-PEO NEO [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deductions Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(865,931)
Non-PEO NEO [Member] | Additions of Average Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Additions Deductions for Average Change in Value of Prior Years Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			25,376	(571)
Non-PEO NEO [Member] | Average Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 20,876	$ (866,502)

[1]	The Non-PEO NEOs include: 2024 — Daniel Ninivaggi and Adam Kroll, and 2023 — Mr. Ninivaggi, Mr. Kroll and Melissa Leonard.
[2]	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
[3]	The cumulative TSR is from March 14, 2024, the date the Company emerged from bankruptcy, and is calculated as the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Mr. Hightower served as the Company’s PEO until March 2024, following which Mr. Gallagher served as the Company’s PEO until September 2025, following which Alexander Matina served as the Company’s PEO for the remainder of 2025.
[5]	Represents the grant date fair value of equity-based awards granted each year.
[6]	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The deductions and additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.
[7]	Represents the average grant date fair value of equity-based awards granted each year.
[8]	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.